Inspire Global Hope ETF

BLES

Inspire Small/Mid Cap Impact ETF

ISMD

Inspire Corporate Bond Impact ETF

IBD

Inspire 100 ETF

BIBL

Inspire International ESG ETF

WWJD

Each a Series of Northern Lights Fund Trust IV (the “Funds”)

Supplement dated June 3, 2021

to the Prospectus and Statement of Additional Information (the “SAI”) dated March 30, 2021

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Effective June 1, 2021, Inspire (CWM Advisors, LLC) offices are located at 3597 E Monarch Sky Lane, Suite 330, Meridian, ID 83646.

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You should read this Supplement in conjunction with the Funds' Prospectus, Summary Prospectus and SAI dated March 30, 2021, which provide information that you should know about each Fund before investing. The Funds' Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies these documents may be obtained without charge by visiting www.inspireetf.com or by calling 1-877-658-9473.